Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs

The details of the subsidiaries, VIEs and the subsidiaries of one of the VIEs as of December 31, 2012 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Variable interest entities (“VIEs”):
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MIVAS and video VAS
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MIVAS
Direct subsidiaries of Tianying Jiuzhou:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. (“Jirong Wenhua”)	PRC	June 1, 2012	100%	Publishing

Schedule of consolidated financial information of Group's VIEs

The following tables set forth the assets, liabilities, results of operations and cash flows of the consolidated VIEs:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current assets	433,304	613,359	98,451
Non-current assets	31,449	50,442	8,096
Total assets	464,753	663,801	106,547
Accounts payable	120,803	150,367	24,136
Amounts due to related parties	921	2,167	348
Amounts due to inter-company entities	189,078	314,966	50,556
Advances from customers	6,845	5,335	856
Taxes payable	24,733	29,605	4,752
Salary and welfare payable	36,027	49,199	7,897
Accrued expenses and other current liabilities	27,859	32,479	5,213
Current liabilities	406,266	584,118	93,758
Non-current liabilities	5,504	7,996	1,283
Total liabilities	411,770	592,114	95,041

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenues	515,649	939,954	1,105,053	177,373
Net income/(loss)	19,473	(6,757)	16,359	2,626

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	78,554	46,032	118,870	19,080
Net cash used in investing activities	(5,440)	(16,144)	(29,578)	(4,748)
Net cash used in financing activities	(7,920)	(4,066)	—	—